Other liabilities - Options under Business Combination (Details) - Ferroglobe Stock Option Replacement Awards	12 Months Ended
	Dec. 31, 2020 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares	Dec. 23, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share ratio exchanged upon business combination				1
Outstanding at beginning of the period | EquityInstruments	25,000	103,630
Exercised during the period | $	0	0
Expired/forfeited during the period | shares	(25,000)	(78,630)
Outstanding at end of the period | EquityInstruments		25,000	103,630
Weighted average exercise price at the beginning of the period | $ / shares	$ 16.70	$ 19.40
Weighted average exercise price, expired/forfeited | $ / shares		20.25
Weighted average exercise price at the end of the period | $ / shares	16.70	$ 16.70	$ 19.40
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 16.70
Weighted average remaining contractual life of outstanding share options	1 month 28 days	1 month 28 days	5 months 9 days
Weighted average remaining contractual term, exercisable	1 month 28 days
Aggregate intrinsic value of options outstanding | $			$ 1,774,000
Number of options vested | shares	0	25,000
Number of options unvested | shares	0	0
Share based compensation expense | $	$ 0	$ 0
Payment settled for equity shares | $	$ 12,000